Share capital	12 Months Ended
Dec. 31, 2020
Disclosure of share capital, reserves and other equity interest [Abstract]
Share capital	Share capital
The Company’s authorized share capital consists of an unlimited number of common shares and an unlimited number of preferred shares. As at December 31, 2020, the Company had 1,051,138,175 common shares outstanding, including 1,705,000 common shares held in trust under the Company’s Incentive Plan (described below). No preferred shares were outstanding.

On March 23, 2020, the Company paid a dividend of $0.01 per share totaling, $10 million. On July 7, 2020, the Company paid a second dividend of $0.02 per share, totaling $21 million. On September 30, 2020, the Company paid a third dividend of $0.04 per share, totaling $43 million. On December 18, 2020, the Company paid a fourth dividend of $0.04 per share, totaling $42 million. The total dividends of $116 million for the year ended December 31, 2020 have been recognized in retained earnings in the Consolidated Statement of Changes in Equity during the period. On December 13, 2019, the Company paid a dividend of $0.01 per share. The total dividend of $10 million was recognized in retained earnings in the Consolidated Statement of Changes in Equity during the year ended December 31, 2019.

Subsequent to December 31, 2020, on February 23, 2021, B2Gold’s Board of Directors declared a cash dividend for the first quarter of 2021 of $0.04 per common share, payable on March 16, 2021 to shareholders of record as of March 8, 2021.

During 2020, the Company received $45 million (2019 - $72 million) pursuant to the exercise of 19 million (2019 – 34 million) stock options. Cash proceeds for the year ended December 31, 2020 were $46 million and also included proceeds of $1 million from options exercised during 2019 but for which the shares were still pending issuance at December 31, 2019.

Stock options

During 2020, 395,000 stock options were granted to employees with exercise prices ranging from Cdn. $5.02 to Cdn. $8.53 per share. These stock options have a term of up to five years and vest over a period of up to three years. The estimated fair value when granted of these options totalling $1 million is being recognized over the vesting period. The fair value was calculated using the Black-Scholes option pricing model based on a risk-free annual interest rate of up to 1.6%, an expected life of approximately 3 years, an expected volatility of approximately 45% and a dividend yield rate of approximately 1%.

During 2019, approximately 5 million stock options were granted to employees and directors with exercise prices ranging from Cdn. $3.30 to Cdn. $4.65 per share. These stock options have a term of up to ten years and vest over a period of up to eight years. The estimated fair value when granted of these options totalling $7 million is being recognized over the vesting period. The fair value was calculated using the Black-Scholes option pricing model based on a risk-free annual interest rate of up to 1.9%, an expected life of up to 10 years, an expected volatility of approximately 54% and a dividend yield rate of nil or 1% depending on the timing of the grant.

Option pricing models require the input of highly subjective assumptions regarding the expected volatility. Changes in assumptions can materially affect the fair value estimate.

For the year ended December 31, 2020, share-based payments expense, relating to the vesting of stock options, was $5 million (2019 - $9 million), net of $0 million (2019 - $2 million) capitalized to mining interests and $0 million (2019 - $2 million) included in the results from discontinued operations.
A summary of changes to stock options outstanding is as follows:

	Number of outstanding options	Weighted- average exercise price
	(‘000’s)	(in Cdn.$)

Outstanding at December 31, 2018	67,632	2.96
Granted	4,764	4.28
Exercised	(35,340)	2.78
Forfeited or expired	(990)	3.42
Outstanding at December 31, 2019	36,066	3.29
Granted	395	6.21
Exercised	(19,265)	3.11
Forfeited or expired	(343)	3.48
Outstanding at December 31, 2020	16,853	3.56

During 2020, 19 million (2019 – 35 million) stock options were exercised. The weighted average share price at the time of exercise was Cdn. $7.12 (2019 – Cdn. $4.41).

Stock options outstanding and exercisable as at December 31, 2020 are as follows:

Range of exercise prices (in Cdn. $)	Number of outstanding options (‘000’s)	Weighted- average years to expiry	Weighted-average exercise price (in Cdn. $)	Number of exercisable options (‘000’s)	Weighted-average exercise price (in Cdn. $)

1.12 – 1.99	1,043	0.10	1.12	1,043	1.12
2.00 – 2.99	33	2.75	2.94	20	2.94
3.00 – 3.99	11,949	2.31	3.41	8,856	3.42
4.00 - 4.99	3,499	7.82	4.56	330	4.26
5.00 – 8.53	329	4.27	6.34	—	—
	16,853	3.36	3.56	10,249	3.21

Restricted share unit plan

The Company has a Restricted Share Unit Plan (the “RSU Plan”) whereby restricted share units (“RSUs”) may be granted to directors, executive officers and employees of the Company. The RSU Plan reflects the Company’s commitment to a long term incentive compensation structure that aligns the interests of its directors, executive officers and employees with the interests of its shareholders. Once vested, each RSU is redeemable for one common share entitling the holder to receive the common share for no additional consideration.

During the year ended December 31, 2020, the Company granted approximately 2 million (2019 – 3 million) RSUs to executive officers and employees of the Company. One-third of the RSUs vested one year from the grant date, another one-third will vest two years from the grant date with the remainder vesting three years from the grant date. The total estimated fair value of the RSU granted was approximately $6 million (2019 - $8 million) based on the market value of the Company’s shares at the grant date. The fair value of each RSU is recorded as a share-based payments expense (and either charged to operations or capitalized to mining interests) over the vesting period.

For the year ended December 31, 2020, share-based payments expense relating to the vesting of RSUs was $7 million (2019 - $6 million).
Summary of changes to RSUs outstanding:

Number of outstanding RSUs
(‘000’s)

Outstanding at December 31, 2018	2,054
Granted	2,963
Vested and converted to common shares	(1,083)
Outstanding at December 31, 2019	3,934
Granted	1,777
Vested and converted to common shares	(1,473)
Reinvested dividend equivalents	96
Outstanding at December 31, 2020	4,334

Incentive plan

On June 29, 2007, the Company established the B2Gold Incentive Plan (the “Incentive Plan”) for the benefit of directors, officers, employees and service providers of the Company and issued to the trustees of the Incentive Plan options to acquire 4,955,000 common shares. On October 12, 2007, following the exercise of these options, an aggregate of 4,955,000 common shares were issued to and paid for by the trustees of the Incentive Plan. These shares were held in trust by the trustees pursuant to the terms of the Incentive Plan. The Company is required under IFRS to consolidate the trust. The Company recognizes a share-based compensation expense with respect to these incentive shares, when these shares are granted to the ultimate beneficiaries by the trust. As at December 31, 2020, there are 1,705,000 common shares remaining in the trust.

Deferred share unit plan

The Company has a Deferred Share Unit plan (the "DSU plan") for the benefit of the directors of the Company. Pursuant to the plan, eligible directors can elect to receive all or part of their total cash compensation in the form of deferred share units ("DSUs"). The number of DSUs granted to an eligible director is determined by dividing the portion of the compensation to be paid in DSUs by the volume weighted average trading price of the common shares on the stock exchange on which the majority of the volume of trading of the shares occurred over the relevant period for the five trading days immediately preceding the date of grant. In addition, the Board may, at its discretion, grant additional DSUs to plan participants. Each eligible director is required to hold DSUs received until the eligible director ceases to be a director of the Company, following which the DSUs will be settled in cash.

For the year ended December 31, 2020, the Company issued 360,000 DSUs (2019 - 346,000) with a fair market value of $1 million (2019 - $1 million) to directors of the Company. For the year ended December 31, 2020, share-based payments expense relating to DSUs was $3 million (2019 - $2 million).

Performance share unit plan

During the year ended December 31, 2019, the Company established a Performance Share Unit plan (the "PSU plan") for the benefit of officers, employees and other eligible consultants. Under the plan, eligible participants will receive shares based on the achievement of certain defined performance measures over a defined period of time. The number of shares receivable shall be 0% to 200% of the performance share units ("PSUs") awarded, with the factor applied being dependent on the extent to which the defined performance measures have been achieved.

On March 17, 2020, the Company granted approximately 2 million PSUs to employees. The number of shares to be issued will be 0% to 200% of the number of PSUs depending on total shareholder return compared to a group of peer companies over the period January 1, 2020 to December 31, 2022. The estimated fair value when granted of $8 million is being recognized over the vesting period. The fair value was calculated using a risk-neutral Monte Carlo simulation based on a correlated Geometric Brownian Motion. The model used historical share price volatility ranging from 25% to 68% for the group, a Canadian risk-free annual interest rate of 0.87%, and a United States risk-free annual interest rate of 0.61%.

As at December 31, 2020, 2 million PSUs had been issued under the plan.
Earnings per share
The following is the calculation of net income from continuing operations and diluted net income from continuing operations attributable to shareholders of the Company:

	2020	2019
	$	$

Net income from continuing operations	$672,413	$308,859
Non-controlling interests	(44,350)	(22,459)
Net income and diluted net income from continuing operations (attributable to shareholders of the Company)	$628,063	$286,400
Income from discontinued operations attributable to shareholders of the Company	$—	$6,982
Net income and diluted net income (attributable to shareholders of the Company)	$628,063	$293,382

The following is the calculation of diluted weighted average number of common shares outstanding for the year:

	2020	2019
	$	$

Basic weighted average number of common shares outstanding (in thousands)	1,043,385	1,014,100

Effect of dilutive securities:
Stock options	8,541	8,021
Restricted share units	2,461	794
Performance share units	1,915	—
Diluted weighted average number of common shares outstanding (in thousands)	1,056,302	1,022,915

The following is the basic and diluted earnings per share from continuing operations:

	2020	2019
	$	$

Earnings per share from continuing operations (attributable to shareholders of the Company)
Basic	$0.60	$0.28
Diluted	$0.59	$0.28

The following is the basic and diluted earnings per share:

	2020	2019
	$	$

Earnings per share (attributable to shareholders of the Company)
Basic	$0.60	$0.29
Diluted	$0.59	$0.29